Investment Risks - First Eagle Core Plus Municipal Fund	Oct. 31, 2025
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, you may lose money by investing in the Core Plus Municipal Fund.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. A debt instrument’s “duration” is a way of measuring a debt instrument’s sensitivity to a potential change in interest rates. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Generally, debt instruments with long maturities and low coupons have the longest durations. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations. Recent market conditions and events, including increases in interest rates, may exacerbate the risk that borrowers will not be able to make payments of interest and principal when due. During periods of decreasing or prolonged low interest rates, financial markets in which the Fund invests could be negatively affected by, for example, increased volatility, reduced value and liquidity of the Fund’s investments, and perceptions of broader economic decline. In addition, there is risk of significant future rate moves and related economic and market impacts. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of an issuer’s securities.

Municipal Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal Bond Risk — The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) under normal market conditions in municipal bonds that pay interest that is exempt from regular federal personal income tax. Like other bonds, municipal bonds are subject to credit risk, interest rate risk, liquidity risk, and call risk. However, the obligations of some municipal issuers may not be enforceable through the exercise of traditional creditors’ rights. The reorganization under federal bankruptcy laws of a municipal bond issuer may result in the bonds being cancelled without payment or repaid only in part, or in delays in collecting principal and interest.

High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk — Debt instruments that are below investment grade, commonly known as “high yield” or “junk” bonds, may be subject to greater levels of interest rate, credit (including issuer default) and liquidity risk than investment grade securities and may experience extreme price fluctuations. The securities of such issuers may be considered speculative and the ability of such issuers to pay their debts on schedule may be uncertain.

Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk — The value and liquidity of the Fund’s portfolio holdings may fluctuate in response to events specific to the issuers or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad. Markets may be volatile, and prices of individual securities and other investments, including those of a particular type, may decline significantly and rapidly in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment or publicity. Recent market conditions and events, including a global public health crisis, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in prices may be temporary or may last for extended periods.

New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk — The Fund may not be successful in implementing its investment strategy, and its investment strategy may not be successful under all future market conditions, either of which could result in the Fund being liquidated at some future time without shareholder approval and/or at a time that may not be favorable for certain shareholders. New funds may not attract sufficient assets to achieve investment, trading or other efficiencies. In addition, the Fund may be subject to a “ramp-up” period, during which it may not be fully invested or able to meet its investment objective or principal investment strategies.

Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk — The Fund may be subject to the risk that an issuer will exercise its right to pay principal on a debt obligation (such as a convertible security) that is held by the Fund earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities.

Changes in Debt Ratings Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Changes in Debt Ratings Risk — If a rating agency gives a debt instrument a lower rating, the value of the instrument may decline because investors may demand a higher rate of return.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. The Fund may at times also purchase derivatives linked to relevant market indices as either a hedge or for investment purposes. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile and futures contracts may lack liquidity. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities or financial index.

Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk — The Fund may engage in various options transactions in which the Fund typically seeks to limit investment risk by purchasing the right to buy or sell, or by selling the obligation to buy or sell, a security at a set price in the future. The Fund pays a premium when buying options and receives a premium when selling options. When trading options, the Fund may incur losses or forego otherwise realizable gains if market prices do not move as expected.

Swaps Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swaps Risk — Swap agreements (including interest rate, total return, credit default and index) are derivatives contracts where the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. In addition to the risks generally applicable to derivatives, risks associated with swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements. In addition, interest rate swaps may fail to perform as intended and may not offset adverse changes in interest rates fully or at all. Interest rate swaps may also reduce the Fund’s gains due to favorable changes in interest rates and result in losses to the Fund. Counterparties to interest rate swaps are subject to manipulation in the marketplace of the floating rate benchmarks, which may affect the utility of interest rate swaps as a hedge.

Reference Rate Transition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reference Rate Transition Risk — The Fund may be exposed to financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”). The effect of the transition away from LIBOR and the effectiveness of replacement rates remain uncertain. The Fund may be exposed to financial instruments linked to other reference rates that may also cease to be published in the future.

Alternative Minimum Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Alternative Minimum Tax Risk — All or a portion of the Fund’s otherwise tax-exempt income may be taxable to those shareholders subject to the federal alternative minimum tax.
Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The occurrence of a disaster such as a cyber-attack, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in the disaster recovery systems of the Fund and Adviser, or a support failure from external providers, could have an adverse effect on the Fund’s ability to conduct business and on its results of operations and financial condition, particularly if those events affect the Fund and/or the Adviser’s computer-based data processing, transmission, storage, and retrieval systems or destroy data.

Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Income Risk — The Fund may experience a decline in its income due to falling interest rates, earnings declines, income decline within a security or default of an issuer of a security. During periods of increasing or prolonged high interest rates, among other things, borrowing costs may increase, fewer issuances of securities and decreased liquidity may occur and/or an issuer of a security may be unable to refinance existing debt obligations and/or make income payments. The amount and rate of distributions that the Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less.

Inverse Floaters Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inverse Floaters Risk — Inverse Floaters are issued in connection with municipal tender option bond (“TOB”) financing transactions to generate leverage for the Fund. The price of Inverse Floaters is expected to decline when interest rates rise, and generally will decline more than the price of a bond with a similar maturity, because of the effect of leverage. The price of Inverse Floaters is typically more volatile than the price of bonds with similar maturities, especially if the relevant TOB Trust provides the holder of the Inverse Floaters relatively greater leveraged exposure to the underlying security (e.g., if the par amount of the Floaters, as a percentage of the par amount of the underlying security, is relatively greater). Further, as short-term interest rates rise, the interest payable on the Floaters issued by a TOB Trust also rises, leaving less residual interest cash flow from the underlying security available for payment on the Inverse Floaters. Additionally, Inverse Floaters may lose some or all of their principal and, in some cases, the Fund could lose money in excess of its investment in Inverse Floaters. Consequently, in a rising interest rate environment, the Fund’s investments in Inverse Floaters could negatively impact the Fund’s performance and yield, especially when those Inverse Floaters provide the Fund with relatively greater leveraged exposure to the relevant underlying securities. The leverage effect of Inverse Floaters also may increase the Fund’s credit risk.

Municipal Issuer Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal Issuer Focus Risk — The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had invested across issuers that did not have similar characteristics.

General Obligation and Revenue Bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

General Obligation and Revenue Bonds — General obligation bonds are general obligations of a governmental entity that are secured by the entity’s pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds, on the other hand, are not supported by an issuer’s power to levy taxes and are payable only from the revenues derived from specific projects, authorities or facilities or, in some cases, from the proceeds of a special excise tax or another specific revenue source.

Education Revenue Bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Education Revenue Bonds — Education revenue bonds are payable from and secured by revenues derived from the operation of schools, colleges and universities and their revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants and endowments. Payment on education revenue bonds may be adversely affected by litigation contesting the state constitutionality of financing public education in part from ad valorem taxes. Risks related to college and university obligations include the prospect of a declining percentage of the population consisting of “college” age individuals, possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding and new government legislation or regulations which may adversely affect the revenues or costs of such issuers.

Industrial Revenue Bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Industrial Revenue Bonds — Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes,

convention halls and sport complexes. The proceeds from the issuance of an industrial revenue bond are directed to a private, for-profit business and the industrial revenue bond is backed by the credit and security of the private, for-profit business. Payment on industrial revenue bonds may be adversely affected by the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives. Industrial issuers may also be affected by factors more specific to their individual industries.

Special Tax Bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Special Tax Bonds — Special tax bonds are payable from and secured by revenues received by a municipality from a particular tax. Examples of special taxes are a tax on the rental of a hotel room, on the purchase of food and beverages, on the purchase of fuel, on the rental of automobiles or on the consumption of liquor. Special tax bonds are not secured by the general tax revenues of the municipality, and they do not represent general obligations of the municipality. Payment on special tax bonds may be adversely affected by a reduction in revenues realized from the underlying special tax. In addition, if spending on the particular goods or services that are subject to the special tax decrease, the municipality may be under no obligation to increase the rate of the special tax to ensure that sufficient revenues are raised from the shrinking taxable base.

Tax Allocation Revenue Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Allocation Revenue Securities — Tax allocation bonds are typically secured by incremental tax revenues collected on property within the areas where redevelopment projects financed by bond proceeds are located. Tax allocation bond payments are expected to be made from projected increases in tax revenues derived from higher assessed values of property resulting from development in the particular project area and not from an increase in tax rates. Payment on tax allocation bonds may be adversely affected by variations in taxable values of property in a project area, successful appeals by property owners of assessed valuations, substantial delinquencies in the payment of property taxes, or imposition of any constitutional or legislative property tax rate decrease.

Transportation Facility Revenue Bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Transportation Facility Revenue Bonds — Transportation facility revenue bonds are obligations which are payable from and secured by revenues derived from the ownership and operation of facilities such as airports, bridges, turnpikes, port authorities, convention centers and arenas. Payment on bonds related to airports and other facilities is dependent on fees received from signatory airlines use agreements (which consist of annual payments for leases, occupancy of certain terminal space and service fees), user fees from ports, tolls on turnpikes and bridges and rents from buildings. The revenue earned from these fees may be reduced by increased cost of maintenance, decreased use of a facility, lower cost of alternative modes of transportation, scarcity of fuel and reduction or loss of rents.

Municipal Lease Obligation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal Lease Obligation Risk — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax-Exempt Status Risk — The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel and, in the case of derivative securities, sponsors’ counsel, that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued, and neither the Fund nor the Adviser will independently review the bases for those tax opinions. However, tax opinions are not binding on the Internal Revenue Service (the “IRS”), and if any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liability for the current or past years and shareholders may have to file amended tax returns and pay additional taxes, interest and penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk — The Fund may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives may be affected by changes in federal and state income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of the municipal securities. This could in turn affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels.

Illiquid Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Illiquid Investment Risk — Holding illiquid securities restricts or otherwise limits the ability for the Fund to freely dispose of its investments for specific periods of time. The Fund might not be able to sell illiquid securities at its desired price or time. Changes in the markets or in regulations governing the trading of illiquid instruments can cause rapid changes in the price or ability to sell an illiquid security. The market for lower-quality debt instruments, including junk bonds, is generally less liquid than the market for higher-quality debt instruments. In addition, brokers and dealers have decreased their inventories of municipal bonds in recent years. This could limit the Adviser’s ability to buy or sell municipal bonds and increase price volatility and trading costs, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of municipal bonds, which may further decrease the Adviser’s ability to buy or sell bonds. As a result, the Adviser may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

Unrated Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Unrated Bond Risk — The Adviser may internally assign ratings to securities that are not rated by any nationally recognized statistical rating organization, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the Adviser to be comparable to rated investment-grade or below-investment-grade securities. The Adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that unrated securities may be difficult to sell promptly at an acceptable price.

U.S. Territory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Territory Risk — The Fund may invest in obligations of the governments of U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from regular federal income taxes. Accordingly, the Fund may be adversely affected by local political, economic, social and environmental conditions and developments, including natural disasters, within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations.

Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk — The investments in which the Fund invests typically are valued by a pricing service utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. There is no assurance that the Fund will be able to sell a portfolio investment at the price established by the pricing service, which could result in a loss to the Fund. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same investments. As a result, if the Fund were to change pricing services, or if the Fund’s pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Fund’s NAV.

Zero Coupon Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Zero Coupon Bond Risk — Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities must be included in the Fund’s income. Thus, to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax on undistributed income, the Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund’s cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.